Leases (Details) - Schedule of Weighted Average Remaining Lease Terms and Discount Rates for All of Operating Leases	Mar. 31, 2023
Schedule Of Weighted Average Remaining Lease Terms And Discount Rates For All Of Operating Leases Abstract
Weighted average remaining lease term (years)	3 years 2 months 1 day
Weighted average discount rate	4.75%